Summary of Significant Accounting Policies (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Accounting Policies [Abstract]
Accounts receivable	¥ 529,715	¥ 535,392
Allowance for doubtful accounts	(21,241)	(20,198)	¥ (16,792)	¥ (13,246)
Accounts receivable, net	¥ 508,474	¥ 515,194